Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2026 € / £	Jun. 30, 2026 $ / £	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 € / £	Jun. 30, 2025 $ / £	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 € / £	Jun. 30, 2024 $ / £	Jun. 30, 2024 GBP (£)
Financial risk management activities
Net debt | £			£ 621,708				£ 550,869				£ 473,072
Closing exchange rate	1.1615	1.3272			1.1667	1.3709			1.1799	1.2643
US dollar
Financial risk management activities
Net debt				$ 763,800				$ 617,500
Hedged future USD revenues				(166,000)				(250,000)
Unhedged USD borrowings				597,800				367,500
Borrowings | US dollar
Financial risk management activities
Net debt				775,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £			£ (67,246)				£ (86,105)				£ (73,549)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt				$ (11,200)				$ (32,500)